Selected Operating Expenses and Additional Information - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	18,204	15,136	12,852
Netherlands [Member]
Payroll Personnel Employed Per Sector [Line Items]
Average number of payroll employees in FTEs	8,597	7,211	6,567